Employee Benefits - Regional Asset Break Down (Detail) - EUR (€) € in Millions		Dec. 31, 2018	Dec. 31, 2017
Total countries [Domain Member]
Regional Asset Break Down [line items]
Cash and cash equivalents, Plan Asset Allocation		€ 1,918	€ 1,779
Equity instruments		1,886	2,033
Government bonds (investment-grade and above)		3,255	3,907
Government bonds (non-investment-grade)		195	191
Non-government bonds (investment-grade and above)		8,623	8,283
Non-government bonds (non-investment-grade)		282	737
Structured products, Regional Asset Break Down		113	520
Subtotal		€ 16,272	€ 17,450
Share (in %)		100.00%	100.00%
Regional Asset Break Down, Other		€ 1,455	€ 761
Fair value of plan assets		17,727	18,211
Germany [Member]
Regional Asset Break Down [line items]
Cash and cash equivalents, Plan Asset Allocation		141	294
Equity instruments		252	349
Government bonds (investment-grade and above)		870	1,057
Government bonds (non-investment-grade)		0	0
Non-government bonds (investment-grade and above)		718	575
Non-government bonds (non-investment-grade)		4	4
Structured products, Regional Asset Break Down		38	41
Subtotal		€ 2,023	€ 2,320
Share (in %)		12.4324%	13.2951%
UK [Member]
Regional Asset Break Down [line items]
Cash and cash equivalents, Plan Asset Allocation		€ 701	€ 126
Equity instruments		108	83
Government bonds (investment-grade and above)		574	1,087
Government bonds (non-investment-grade)		0	0
Non-government bonds (investment-grade and above)		2,129	1,890
Non-government bonds (non-investment-grade)		65	44
Structured products, Regional Asset Break Down		21	422
Subtotal		€ 3,598	€ 3,652
Share (in %)		22.1116%	20.9284%
US [Member]
Regional Asset Break Down [line items]
Cash and cash equivalents, Plan Asset Allocation		€ 65	€ 96
Equity instruments		708	802
Government bonds (investment-grade and above)		474	397
Government bonds (non-investment-grade)		0	0
Non-government bonds (investment-grade and above)		2,023	2,196
Non-government bonds (non-investment-grade)		13	20
Structured products, Regional Asset Break Down		52	51
Subtotal		€ 3,335	€ 3,562
Share (in %)		20.4953%	20.4126%
Other Eurozone [Member]
Regional Asset Break Down [line items]
Cash and cash equivalents, Plan Asset Allocation		€ 953	€ 1,204
Equity instruments		360	317
Government bonds (investment-grade and above)		650	627
Government bonds (non-investment-grade)		4	9
Non-government bonds (investment-grade and above)	[1]	2,984	2,607
Non-government bonds (non-investment-grade)		186	640
Structured products, Regional Asset Break Down		2	1
Subtotal		€ 5,139	€ 5,405
Share (in %)		31.5819%	30.9742%
Other developed countries [Member]
Regional Asset Break Down [line items]
Cash and cash equivalents, Plan Asset Allocation		€ 29	€ 16
Equity instruments		363	336
Government bonds (investment-grade and above)		249	253
Government bonds (non-investment-grade)		24	23
Non-government bonds (investment-grade and above)		657	906
Non-government bonds (non-investment-grade)		5	19
Structured products, Regional Asset Break Down		0	5
Subtotal		€ 1,327	€ 1,558
Share (in %)		8.1551%	8.9284%
Emerging markets [Member]
Regional Asset Break Down [line items]
Cash and cash equivalents, Plan Asset Allocation		€ 29	€ 43
Equity instruments		95	146
Government bonds (investment-grade and above)		438	486
Government bonds (non-investment-grade)		167	159
Non-government bonds (investment-grade and above)		112	109
Non-government bonds (non-investment-grade)		9	10
Structured products, Regional Asset Break Down		0	0
Subtotal		€ 850	€ 953
Share (in %)		5.2237%	5.4613%

[1]	Majority of this amount relates to bonds of French, Dutch and Italian corporate bonds.